Long-term debt, current and non-current	12 Months Ended
Dec. 31, 2015
Long Term Debt, current and non-current [Abstract]
Long-term debt, current and non-current

9.       Long-term debt, current and non-current

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	2015	2014
Revolving Credit Facility	$-	$210,000
8.5% Senior Unsecured Notes	63,250	-
Secured Term Loans	542,691	276,008
Total debt outstanding	$605,941	$486,008
Less related deferred financing costs	(5,870)	(1,752)
Total debt, net of deferred financing costs	$600,071	$484,256
Less: Current portion of long term debt, net of deferred financing costs current	(40,984)	(78,734)
Long-term debt, net of current portion and deferred financing costs, non-current	$559,087	$405,522

Revolving credit facility: On February 18, 2005, the Company entered into a secured revolving credit facility with the Royal Bank of Scotland for $230,000 which was increased to $300,000 on May 24, 2006 with an amended agreement. On July 22, 2015 the Company entered into a term loan agreement with BNP Paribas in order to refinance the outstanding balance of the revolving credit facility. In this respect on July 24, 2015, the outstanding balance of the revolving credit facility amounting to $195,000 was voluntarily prepaid in full and the related agreement was then terminated. Until its full prepayment, the credit facility was reducing in semi-annual amounts of $15,000 with a final reduction of $165,000 together with the last semi-annual reduction on May 24, 2016. The credit facility bore interest at LIBOR plus a margin ranging from 0.75% to 0.85%. The weighted average interest rate of the facility as of December 31, 2015 and 2014 was 0.90% and 0.95%, respectively.

Secured Term Loans: The Company, through its subsidiaries, has entered into various long term loan agreements with bank institutions to partly finance or, as the case may be, refinance part of the acquisition cost of certain of its fleet vessels. The loan agreements are repayable in quarterly or semi-annual installments plus one balloon installment per loan agreement to be paid together with the last installment and bear interest at LIBOR plus margin ranging from 1% to 3%. The weighted average interest rate of the Secured Term Loans as at December 31, 2015 and 2014 was 2.47% and 2.68%, respectively. Their maturities range from February 2019 to November 2022.

During 2014 and 2015, the Company entered into the following agreements:

On January 9, 2014, the Company, through two separate wholly-owned subsidiaries, entered into a loan agreement with Commonwealth Bank of Australia, London Branch, for a loan facility of up to $18,000, drawn on January 13, 2014, to finance part of the acquisition cost of the Melite and Artemis. The loan bears interest at LIBOR plus a margin of 2.25%. The loan was drawn in Tranche A of $8,500 and Tranche B of $9,500. Tranche A is repayable in 24 equal consecutive quarterly installments of about $196 each and a balloon of $3,800 payable together with the last installment on January 13, 2020. Tranche B is repayable in 32 equal consecutive quarterly installments of about $156 each and a balloon of $4,500 payable together with the last installment on January 13, 2022.

On December 18, 2014, the Company, through two separate wholly-owned subsidiaries, entered into a loan agreement with BNP Paribas, for a loan facility of up to $55,000, of which $53,500 was drawn on December 19, 2014. The loan bears interest at LIBOR plus a margin of 2% and is repayable in 14 equal semi-annual installments of about $1,574 and a balloon of about $31,466 payable on November 30, 2021.

On March 17, 2015, the Company, through eight separate wholly-owned subsidiaries, entered into a loan agreement with Nordea Bank AB, London Branch for a secured term loan facility of up to $110,000, to refinance the existing indebtedness with the bank and for general corporate and working capital purposes. On March 19, 2015, the Company drew down $93,080 and repaid the then existing indebtedness with the bank amounting to $38,345. The loan is repayable in 24 equal consecutive quarterly installments of about $1,862 and a balloon of about $48,402 payable together with the last installment on March 19, 2021. The loan bears interest at LIBOR plus a margin of 2.1%.

On March 10, 2015, the Company repaid in full the then outstanding indebtedness with Deutsche Bank for the vessel New York amounting to $28,600. In addition on March 20, 2015 the Company prepaid the then outstanding indebtedness with Deutsche Bank for the vessels Myrto and Maia amounting to $15,750 and the agreement was terminated.

On March 26, 2015, the Company, through three wholly-owned subsidiaries, entered into a loan agreement with ABN AMRO Bank N.V. for a secured term loan facility of up to $53,000, to refinance part of the acquisition cost of the vessels New York, Myrto and Maia. On March 30, 2015, the Company drew down the amount of $50,160 under the loan facility, which is repayable in 24 equal consecutive quarterly installments of about $994 and a balloon of $26,310 payable together with the last installment on March 30, 2021. The loan bears interest at LIBOR plus a margin of 2.0%.

On April 29, 2015, the Company, through one wholly-owned subsidiary, entered into a term loan agreement with Danish Ship Finance A/S for a loan facility of $30,000, drawn on April 30, 2015 to partly finance the acquisition cost of the Santa Barbara, which was delivered in January 2015. The loan is repayable in 28 equal consecutive quarterly installments of $500 each and a balloon of $16,000 payable together with the last installment on April 30, 2022. The loan bears interest at LIBOR plus a margin of 2.15%.

On July 22, 2015, the Company entered into a term loan agreement with BNP Paribas for a loan of $165,000 drawn on July 24, 2015. The loan is repayable in 20 consecutive quarterly installments, the first eight installments in an amount of $2,500, followed by four installments in an amount of $5,000; eight installments in an amount of $7,000; and a balloon installment of $69,000 payable together with the last installment on July 24, 2020.The loan bears interest at LIBOR plus a margin of 2.35% per annum for the first two years; 2.3% per annum for the third year and 2.25% per annum until the final maturity of the loan.

On September 30, 2015, the Company, through two wholly-owned subsidiaries, entered into a term loan agreement with ING Bank N.V. for a loan of up to $39,683, available in two advances to finance part of the acquisition cost of the New Orleans and the Medusa. Advance A of $27,950 was drawn on November 19, 2015 and is repayable in 28 consecutive quarterly installments of about $466 and a balloon installment of about $14,907 payable together with the last installment on November 19, 2022. Advance B of $11,733 was drawn on October 6, 2015 and is repayable in 28 consecutive quarterly installments of about $293 and a balloon installment of about $3,520 payable together with the last installment on October 6, 2022. The loan bears interest at LIBOR plus a margin of 1.65%.

Under the secured term loans outstanding as of December 31, 2015, 42 vessels of the Company's fleet are mortgaged with first preferred or priority ship mortgages, where applicable. Additional securities required by the banks include first priority assignment of all earnings, insurances, first assignment of time charter contracts that exceed a certain period, pledge over the shares of the borrowers, manager's undertaking and subordination and requisition compensation and either a corporate guarantee by DSI (the “Guarantor”) or a guarantee by the ship owning companies (where applicable), financial covenants, as well as operating account assignments. The lenders may also require additional security in the future in the event the borrowers breach certain covenants under the loan agreements. The secured term loans generally include restrictions as to changes in management and ownership of the vessels, additional indebtedness, as well as minimum requirements regarding hull cover ratio and minimum liquidity per vessel owned by the borrowers, or the guarantor, maintained in the bank accounts of the borrowers, or the guarantor. Furthermore, certain of the secured term loans contain cross default provisions and additionally the Company is not permitted to pay any dividends from the earnings of the vessel following the occurrence of an event of default. As of December 31, 2015, the Company was not in compliance with the minimum required hull cover ratio of one of its term loan agreements, creating a shortfall of $1,419. The Company received a waiver by the bank, which covers the period from December 31, 2015 up to and including December 31, 2016, amending the ratio to a lower level and with the requirement to provide updated valuations by July 31, 2016.

Commitment Letter: The Company has accepted a commitment letter from the Export-Import Bank of China to provide a loan to the three vessels under construction expected to be delivered in 2016 (Note 5) for an amount of up to $75,735 (Note 17).

8.5% Unsecured Senior Notes: On May 20, 2015, the Company offered $63,250 aggregate principal amount of 8.5% Senior Notes due 2020 (the “Notes”), including an overallotment, at the price of $25.0 per Note, pursuant to an approval obtained by a special committee of the Board of Directors. As part of the offering, the underwriters sold $12,750 aggregate principal amount of the Notes to, or to entities affiliated with, the Company's chief executive officer, Mr. Simeon Palios, and other executive officers and certain directors of the Company at the public offering price. The proceeds, net of underwriting discount and offering expenses, amounting to $61,180, are included in “Long-term debt, net of deferred financing costs, non-current” in the related consolidated balance sheet. As of May 29, 2015, the Notes are trading on the NYSE under the ticker symbol “DSXN”.

The Notes bear interest from May 28, 2015 at a rate of 8.5% per year and will mature on May 15, 2020. Interest is payable quarterly in arrears on the 15th day of February, May, August and November of each year, commencing on August 15, 2015. The Company may redeem the Notes at its option, in whole or in part, at any time on or after May 15, 2017 at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. The Notes include financial and other covenants, including maximum net borrowings and minimum tangible net worth.

As at December 31, 2015, the Company's fleet, except for Seattle, having an aggregate carrying value of $1,412,382 has been provided as collateral to secure the debt facilities.

As at December 31, 2015 and 2014, the maximum amount required by the banks as compensating cash balance amounted to $21,500 and $19,500, respectively.

The maturities of the Company's debt facilities described above, as at December 31, 2015, and throughout their term, are shown in the table below. The table does not include the right of lenders of a secured term loan to demand repayment of the balance of the loan outstanding within the first semester of 2018, subject however to written notification by the lender(s) to the borrower(s) no earlier than within calendar year 2016 and not later than within calendar year 2017:

Period			Principal Repayment
January 1, 2016	to	December 31, 2016	$42,450
January 1, 2017	to	December 31, 2017	44,950
January 1, 2018	to	December 31, 2018	54,450
January 1, 2019	to	December 31, 2019	83,450
January 1, 2020	to	December 31, 2020	183,312
January 1, 2021	and thereafter		197,329
		Total	$605,941